Janus Henderson Global Allocation Fund - Conservative Investment Strategy - Class A C S I T Shares [Member] - Janus Henderson Global Allocation Fund - Conservative	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies. The Fund invests in a diversified portfolio of underlying funds and will normally allocate 50%-70% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, 30%-50% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, and 0%-20% of its investments to underlying funds that provide exposure to alternative investments and alternative investment strategies. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, securities that are rated below investment grade, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying alternative funds may invest in various alternative strategies, including, but not limited to, commodities, currencies, and hedge fund strategies. Because it invests in other funds, the Fund is considered a “fund of funds.” Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets. In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis. In addition to investing in the underlying funds, the Fund may use forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s use of forward foreign currency contracts will vary.When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective. Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available Janus Henderson underlying funds. The underlying funds, and the Fund’s investment in any underlying fund, may change at any time without prior notice.